PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSE - Paid losses and loss adjustment expenses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auto
Claims Development [Line Items]
Paid losses and loss adjustment expenses by accident year	$ (158,085,394)
Marine
Claims Development [Line Items]
Paid losses and loss adjustment expenses by accident year	(2,002,585)
2017 | Auto
Claims Development [Line Items]
Paid losses and loss adjustment expenses by accident year	17,529,536	$ 17,442,072	$ 16,654,772	$ 11,409,657
2017 | Marine
Claims Development [Line Items]
Paid losses and loss adjustment expenses by accident year	182,145	183,364	183,634	$ 137,957
2018 | Auto
Claims Development [Line Items]
Paid losses and loss adjustment expenses by accident year	35,898,713	34,991,582	23,915,123
2018 | Marine
Claims Development [Line Items]
Paid losses and loss adjustment expenses by accident year	424,645	426,473	$ 331,613
2019 | Auto
Claims Development [Line Items]
Paid losses and loss adjustment expenses by accident year	51,490,603	37,909,571
2019 | Marine
Claims Development [Line Items]
Paid losses and loss adjustment expenses by accident year	827,550	$ 513,925
2020 | Auto
Claims Development [Line Items]
Paid losses and loss adjustment expenses by accident year	53,166,542
2020 | Marine
Claims Development [Line Items]
Paid losses and loss adjustment expenses by accident year	$ 568,245